Fair Value (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Listings [Line Items]
Real estate inventory, gross	$ 33,000
Landsea Homes [Member]
Entity Listings [Line Items]
Inventory impairments	$ 3,413	$ 0	$ 0